Note 5 - Vessels, Net (Details Textual)				12 Months Ended
	May 14, 2025 USD ($)	Jan. 10, 2025 USD ($)	Mar. 27, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Vessel Construction Costs				$ 94,440,687	$ 202,844,914
Long-Lived Asset, Held and Used, Impairment Loss				0
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization				$ 465,913,492	443,386,898
Asset Pledged as Collateral [Member] | Loan Agreements [Member]
Number of Vessels Used As Collateral				12
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization				$ 349,500,000
Asset Pledged as Collateral [Member] | Sale Leaseback Financing Transaction [Member]
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization				43,700,000
Installation of WBT System Improvements on Vessel [Member]
Payments for Improvements of Property, Plant and Equipment					300,000
Installation of Energy Saving Devices [Member]
Payments for Improvements of Property, Plant and Equipment				1,500,000	2,400,000
Installation of Smart Monitoring Systems Improvement on Vessels [Member]
Payments for Improvements of Property, Plant and Equipment				$ 1,200,000	$ 600,000
M/V "EM Astoria" [Member]
Proceeds from Sale of Property, Plant, and Equipment			$ 10,000,000
Gain (Loss) on Disposition of Property Plant Equipment			$ 5,700,000
M/V "Diamantis" [Member]
Proceeds from Sale of Property, Plant, and Equipment		$ 13,200,000
Gain (Loss) on Disposition of Property Plant Equipment		$ 10,200,000
M/V "Marcos V" [Member]
Proceeds from Sale of Property, Plant, and Equipment	$ 50,000,000
Gain (Loss) on Disposition of Property Plant Equipment	$ 9,200,000